Interest-Bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Interest Bearing Loans And Borrowings Abstract
Summary of Interest-bearing Loans and Borrowings

	2025	2024
Non-current interest-bearing loans and borrowings
Nordic Bonds	182,783	—
Liabilities to credit institutions	—	116,216
Total non-current interest-bearing loans and borrowings	182,783	116,216

Current interest-bearing loans and borrowings
Convertible Notes	333,145	324,395
Nordic Bonds	4,276	—
Liabilities to credit institutions	2,845	5,757
Total current interest-bearing loans and borrowings	340,266	330,152
Total	523,049	446,368